Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document And Entity Information
Entity Registrant Name	Quarta-Rad, Inc.
Entity Central Index Key	0001549631
Document Type	S-1/A
Document Period End Date	Dec. 31, 2015
Amendment Flag	true
Amendment Description	Amendment No. 4
Entity Filer Category	Smaller Reporting Company